LAW DEPARTMENT

                                               Transamerica Occidental Life
                                               Insurance Company
                                               1150 South Olive Street
                                               Los Angeles, CA  90015

                                               Telephone 213-742-3129
                                               Fax 213-741-6623



September 7, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VL (File No. 33-2022)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VL ("separate account"), incorporated by reference is the semi-annual report for the underlying fund, the EQ Advisers Trust, for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer/Entity:              EQ Advisers Trust
         File #:                    811-07953
         CIK #:                     0001027263
         Accession #:               0001193125-04-152723
         Date of Filing:            9-7-04

This semi-annual report is for the period ending June 30, 2004, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.


Very truly yours,



David M. Goldstein
Senior Vice President